LOANS AND ADVANCES TO CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2024
Loans And Advances To Customers
Schedule of loans and advances to customers

	R$ thousands
	On December 31, 2024	On December 31, 2023
Companies	316,936,343	269,421,350
- Financing and On-lending	132,471,486	104,729,799
- Financing and export	40,904,095	28,957,241
- Housing loans	30,655,876	24,534,805
- Onlending BNDES/Finame	20,475,116	17,515,937
- Vehicle loans	21,934,635	22,316,453
- Import	12,505,529	7,183,123
- Leases	5,996,235	4,222,240
- Borrowings	169,958,833	151,245,208
- Working capital	100,012,698	82,843,536
- Rural loans	11,811,476	12,807,395
- Other	58,134,659	55,594,277
- Limit operations (1)	14,506,024	13,446,343
- Credit card	8,634,617	8,003,405
- Overdraft for corporates/Individuals	5,871,407	5,442,938

Individuals	403,303,243	360,265,349
- Financing and On-lending	144,876,576	127,765,221
- Housing loans	102,627,589	89,315,143
- Vehicle loans	34,962,102	31,408,501
- Onlending BNDES/Finame	6,927,661	6,866,782
- Other	359,224	174,795
- Borrowings	177,325,731	155,605,725
- Payroll-deductible loans	97,581,541	90,960,703
- Personal credit	43,261,588	31,309,283
- Rural loans	15,530,021	12,534,155
- Other	20,952,581	20,801,584
- Limit operations (1)	81,100,936	76,894,403
- Credit card	75,629,524	71,926,643
- Overdraft for corporates/Individuals	5,471,412	4,967,760
Total portfolio	720,239,586	629,686,699
Expected credit loss	(47,857,481)	(50,184,880)
Total of net loans and advances to customers	672,382,105	579,501,819
(1)	Refers to outstanding operations with pre-established limits linked to current account and credit card, whose credit limits are automatically recomposed as the amounts used are paid.

Schedule of finance lease receivables

	R$ thousands
	On December 31, 2024	On December 31, 2023
Gross investments in finance lease receivables:
Up to one year	2,247,876	1,681,751
From one to five years	3,791,737	2,581,232
Over five years	196,239	131,390
Impairment loss on finance lease receivables	(54,241)	(46,144)
Net investment	6,181,611	4,348,229

Net investments in finance lease:
Up to one year	2,227,115	1,663,550
From one to five years	3,760,889	2,556,255
Over five years	193,607	128,424
Total	6,181,611	4,348,229

Schedule of reconciliation of the gross book value of loans and advances to customers

Stage 1	R$ thousands
	Balance on December 31, 2023	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2024
Companies	230,134,580	(2,916,216)	(2,710,348)	1,246,997	154,248	181,188,473	(122,859,743)	-	284,237,991
- Financing	97,907,233	(1,323,740)	(708,918)	373,026	19,783	66,259,620	(37,412,250)	-	125,114,754
- Borrowings	121,553,604	(1,344,456)	(1,662,157)	784,061	129,848	110,636,823	(83,359,740)	-	146,737,983
- Revolving	10,673,743	(248,020)	(339,273)	89,910	4,617	4,292,030	(2,087,753)	-	12,385,254
Individuals	298,686,536	(6,602,772)	(6,661,202)	3,794,654	874,761	171,752,006	(114,725,264)	-	347,118,719
- Financing	114,370,195	(3,538,512)	(1,490,449)	2,092,373	172,320	52,071,113	(31,676,728)	-	132,000,312
- Borrowings	126,474,656	(1,731,143)	(2,599,174)	971,337	591,272	99,333,906	(73,506,540)	-	149,534,314
- Revolving	57,841,685	(1,333,117)	(2,571,579)	730,944	111,169	20,346,987	(9,541,996)	-	65,584,093
Total	528,821,116	(9,518,988)	(9,371,550)	5,041,651	1,029,009	352,940,479	(237,585,007)	-	631,356,710

Stage 2	R$ thousands
	Balance on December 31, 2023	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2024
Companies	12,538,317	(1,246,997)	(3,212,486)	2,916,216	263,379	3,230,759	(7,542,805)	-	6,946,383
- Financing	1,909,771	(373,026)	(253,708)	1,323,740	25,790	449,416	(1,220,044)	-	1,861,939
- Borrowings	9,848,560	(784,061)	(2,872,448)	1,344,456	230,002	2,533,070	(5,936,483)	-	4,363,096
- Revolving	779,986	(89,910)	(86,330)	248,020	7,587	248,273	(386,278)	-	721,348
Individuals	22,711,786	(3,794,654)	(2,449,308)	6,602,772	873,928	8,644,761	(10,677,585)	-	21,911,700
- Financing	9,342,632	(2,092,373)	(915,436)	3,538,512	89,680	1,821,471	(3,341,027)	-	8,443,459
- Borrowings	8,719,543	(971,337)	(945,892)	1,731,143	724,482	5,422,959	(5,511,470)	-	9,169,428
- Revolving	4,649,611	(730,944)	(587,980)	1,333,117	59,766	1,400,331	(1,825,088)	-	4,298,813
Total	35,250,103	(5,041,651)	(5,661,794)	9,518,988	1,137,307	11,875,520	(18,220,390)	-	28,858,083

Stage 3	R$ thousands
	Balance on December 31, 2023	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2024
Companies	26,748,453	(154,248)	(263,379)	2,710,348	3,212,486	13,496,446	(6,069,813)	(13,928,324)	25,751,969
- Financing	4,912,796	(19,783)	(25,790)	708,918	253,708	641,571	590,574	(1,567,199)	5,494,795
- Borrowings	19,843,042	(129,848)	(230,002)	1,662,157	2,872,448	12,440,323	(6,982,626)	(10,617,743)	18,857,751
- Revolving	1,992,615	(4,617)	(7,587)	339,273	86,330	414,552	322,239	(1,743,382)	1,399,423
Individuals	38,867,027	(874,761)	(873,928)	6,661,202	2,449,308	15,685,811	(2,992,744)	(24,649,091)	34,272,824
- Financing	4,052,392	(172,320)	(89,680)	1,490,449	915,436	911,455	(1,002,640)	(1,672,288)	4,432,804
- Borrowings	20,411,507	(591,272)	(724,482)	2,599,174	945,892	11,281,620	(3,691,827)	(11,608,643)	18,621,969
- Revolving	14,403,128	(111,169)	(59,766)	2,571,579	587,980	3,492,736	1,701,723	(11,368,160)	11,218,051
Total	65,615,480	(1,029,009)	(1,137,307)	9,371,550	5,661,794	29,182,257	(9,062,557)	(38,577,415)	60,024,793

Consolidated - All stages	R$ thousands
	Balance on December 31, 2023	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2024
Companies	269,421,350	197,915,678	(136,472,361)	(13,928,324)	316,936,343
- Financing	104,729,800	67,350,607	(38,041,720)	(1,567,199)	132,471,488
- Borrowings	151,245,206	125,610,216	(96,278,849)	(10,617,743)	169,958,830
- Revolving	13,446,344	4,954,855	(2,151,792)	(1,743,382)	14,506,025
Individuals	360,265,349	196,082,578	(128,395,593)	(24,649,091)	403,303,243
- Financing	127,765,219	54,804,039	(36,020,395)	(1,672,288)	144,876,575
- Borrowings	155,605,706	116,038,485	(82,709,837)	(11,608,643)	177,325,711
- Revolving	76,894,424	25,240,054	(9,665,361)	(11,368,160)	81,100,957
Total	629,686,699	393,998,256	(264,867,954)	(38,577,415)	720,239,586

Stage 1	R$ thousands
	Balance on December 31, 2022	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2023
Companies	260,930,040	(5,333,409)	(4,167,306)	749,396	109,582	131,857,147	(154,010,870)	-	230,134,580
- Financing	104,459,244	(1,132,348)	(766,512)	342,701	67,194	43,607,196	(48,670,242)	-	97,907,233
- Borrowings	144,212,730	(3,897,390)	(2,792,331)	350,183	34,829	85,211,319	(101,565,736)	-	121,553,604
- Revolving	12,258,066	(303,671)	(608,463)	56,512	7,559	3,038,632	(3,774,892)	-	10,673,743
Individuals	292,656,355	(7,561,864)	(8,574,345)	5,949,354	386,465	119,766,529	(103,935,958)	-	298,686,536
- Financing	109,442,423	(3,498,316)	(1,248,446)	4,137,534	85,016	34,322,184	(28,870,200)	-	114,370,195
- Borrowings	125,648,075	(2,192,413)	(3,007,019)	706,935	161,653	73,753,493	(68,596,068)	-	126,474,656
- Revolving	57,565,857	(1,871,135)	(4,318,880)	1,104,885	139,796	11,690,852	(6,469,690)	-	57,841,685
Total	553,586,395	(12,895,273)	(12,741,651)	6,698,750	496,047	251,623,676	(257,946,828)	-	528,821,116

Stage 2	R$ thousands
	Balance on December 31, 2022	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2023
Companies	10,397,088	(749,396)	(1,102,017)	5,333,409	962,071	7,557,774	(9,860,612)	-	12,538,317
- Financing	2,098,408	(342,701)	(222,956)	1,132,348	62,565	423,256	(1,241,149)	-	1,909,771
- Borrowings	7,289,645	(350,183)	(748,787)	3,897,390	883,841	6,955,238	(8,078,584)	-	9,848,560
- Revolving	1,009,035	(56,512)	(130,274)	303,671	15,665	179,280	(540,879)	-	779,986
Individuals	31,531,058	(5,949,354)	(3,794,467)	7,561,864	1,886,115	6,558,472	(15,081,902)	-	22,711,786
- Financing	13,494,747	(4,137,534)	(1,232,609)	3,498,316	63,828	1,685,832	(4,029,948)	-	9,342,632
- Borrowings	10,764,215	(706,935)	(970,446)	2,192,413	1,622,512	4,015,065	(8,197,281)	-	8,719,543
- Revolving	7,272,096	(1,104,885)	(1,591,412)	1,871,135	199,775	857,575	(2,854,673)	-	4,649,611
Total	41,928,146	(6,698,750)	(4,896,484)	12,895,273	2,848,186	14,116,246	(24,942,514)	-	35,250,103

Stage 3	R$ thousands
	Balance on December 31, 2022	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2023
Companies	27,927,899	(109,582)	(962,071)	4,167,306	1,102,017	12,323,245	(3,073,606)	(14,626,755)	26,748,453
- Financing	5,049,959	(67,194)	(62,565)	766,512	222,956	273,583	(191,826)	(1,078,629)	4,912,796
- Borrowings	21,410,798	(34,829)	(883,841)	2,792,331	748,787	11,560,708	(3,734,746)	(12,016,166)	19,843,042
- Revolving	1,467,142	(7,559)	(15,665)	608,463	130,274	488,954	852,966	(1,531,960)	1,992,615
Individuals	33,424,124	(386,465)	(1,886,115)	8,574,345	3,794,467	17,423,562	3,697,925	(25,774,816)	38,867,027
- Financing	3,057,379	(85,016)	(63,828)	1,248,446	1,232,609	834,792	(667,090)	(1,504,900)	4,052,392
- Borrowings	19,640,162	(161,653)	(1,622,512)	3,007,019	970,446	14,310,670	(1,367,098)	(14,365,527)	20,411,507
- Revolving	10,726,583	(139,796)	(199,775)	4,318,880	1,591,412	2,278,100	5,732,113	(9,904,389)	14,403,128
Total	61,352,023	(496,047)	(2,848,186)	12,741,651	4,896,484	29,746,807	624,319	(40,401,571)	65,615,480

Consolidated - All stages	R$ thousands
	Balance on December 31, 2022	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2023
Companies	299,255,027	151,738,166	(166,945,088)	(14,626,755)	269,421,350
- Financing	111,607,611	44,304,035	(50,103,217)	(1,078,629)	104,729,800
- Borrowings	172,913,173	103,727,265	(113,379,066)	(12,016,166)	151,245,206
- Revolving	14,734,243	3,706,866	(3,462,805)	(1,531,960)	13,446,344
Individuals	357,611,537	143,748,563	(115,319,935)	(25,774,816)	360,265,349
- Financing	125,994,549	36,842,808	(33,567,238)	(1,504,900)	127,765,219
- Borrowings	156,052,452	92,079,228	(78,160,447)	(14,365,527)	155,605,706
- Revolving	75,564,536	14,826,527	(3,592,250)	(9,904,389)	76,894,424
Total	656,866,564	295,486,729	(282,265,023)	(40,401,571)	629,686,699

Schedule of reconciliation of expected losses from loans and advances to customers

Stage 1	R$ thousands
	Balance on December 31, 2023	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on December 31, 2024
Companies	3,710,730	(116,449)	(134,318)	166,683	63,654	2,411,870	(2,356,304)	-	3,745,866
- Financing	1,269,857	(29,252)	(13,511)	68,404	6,305	620,597	(418,454)	-	1,503,946
- Borrowings	1,919,049	(74,163)	(103,007)	91,372	53,871	1,596,733	(1,814,133)	-	1,669,722
- Revolving	521,824	(13,034)	(17,800)	6,907	3,478	194,540	(123,717)	-	572,198
Individuals	6,245,565	(185,973)	(259,775)	272,766	334,396	3,875,327	(3,024,902)	-	7,257,404
- Financing	437,273	(37,461)	(23,115)	82,535	38,354	183,386	(306,085)	-	374,887
- Borrowings	2,457,473	(76,558)	(108,329)	141,655	238,173	2,472,719	(1,663,576)	-	3,461,557
- Revolving	3,350,819	(71,954)	(128,331)	48,576	57,869	1,219,222	(1,055,241)	-	3,420,960
Total	9,956,295	(302,422)	(394,093)	439,449	398,050	6,287,197	(5,381,206)	-	11,003,270

Stage 2	R$ thousands
	Balance on December 31, 2023	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on December 31, 2024
Companies	2,407,449	(166,683)	(558,573)	116,449	109,540	510,283	(1,403,345)	-	1,015,120
- Financing	277,782	(68,404)	(37,072)	29,252	15,227	66,023	(23,966)	-	258,842
- Borrowings	1,968,250	(91,372)	(510,770)	74,163	90,757	386,785	(1,297,552)	-	620,261
- Revolving	161,417	(6,907)	(10,731)	13,034	3,556	57,475	(81,827)	-	136,017
Individuals	3,073,021	(272,766)	(379,103)	185,973	313,107	1,747,141	(1,467,067)	-	3,200,306
- Financing	468,003	(82,535)	(71,207)	37,461	20,459	155,931	(123,390)	-	404,722
- Borrowings	1,860,757	(141,655)	(239,411)	76,558	265,398	1,297,469	(1,011,340)	-	2,107,776
- Revolving	744,261	(48,576)	(68,485)	71,954	27,250	293,741	(332,337)	-	687,808
Total	5,480,470	(439,449)	(937,676)	302,422	422,647	2,257,424	(2,870,412)	-	4,215,426

Stage 3	R$ thousands
	Balance on December 31, 2023	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on December 31, 2024
Companies	17,045,918	(63,654)	(109,540)	134,318	558,573	7,338,511	4,516,910	(13,928,324)	15,492,712
- Financing	2,405,662	(6,305)	(15,227)	13,511	37,072	326,738	955,271	(1,567,199)	2,149,523
- Borrowings	13,348,041	(53,871)	(90,757)	103,007	510,770	6,786,917	2,497,132	(10,617,743)	12,483,496
- Revolving	1,292,215	(3,478)	(3,556)	17,800	10,731	224,856	1,064,507	(1,743,382)	859,693
Individuals	21,179,127	(334,396)	(313,107)	259,775	379,103	9,908,384	14,421,714	(24,649,091)	20,851,509
- Financing	1,380,788	(38,354)	(20,459)	23,115	71,207	406,606	1,560,047	(1,672,288)	1,710,662
- Borrowings	10,928,409	(238,173)	(265,398)	108,329	239,411	7,272,869	5,880,689	(11,608,643)	12,317,493
- Revolving	8,869,930	(57,869)	(27,250)	128,331	68,485	2,228,909	6,980,978	(11,368,160)	6,823,354
Total	38,225,045	(398,050)	(422,647)	394,093	937,676	17,246,895	18,938,624	(38,577,415)	36,344,221

Consolidated - All stages	R$ thousands
	Balance on December 31, 2023	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on December 31, 2024
Companies	23,164,097	10,260,664	757,261	(13,928,324)	20,253,698
- Financing	3,953,301	1,013,358	512,851	(1,567,199)	3,912,311
- Borrowings	17,235,340	8,770,435	(614,553)	(10,617,743)	14,773,479
- Revolving	1,975,456	476,871	858,963	(1,743,382)	1,567,908
Individuals	30,497,713	15,530,852	9,929,745	(24,649,091)	31,309,219
- Financing	2,286,064	745,923	1,130,572	(1,672,288)	2,490,271
- Borrowings	15,246,639	11,043,057	3,205,773	(11,608,643)	17,886,826
- Revolving	12,965,010	3,741,872	5,593,400	(11,368,160)	10,932,122
Total	53,661,810	25,791,516	10,687,006	(38,577,415)	51,562,917

(1)	Relates to early settlements, maturities and modifications.

Stage 1	R$ thousands
	Balance on December 31, 2022	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on December 31, 2023
Companies	4,709,225	(140,446)	(215,827)	105,285	61,311	1,978,070	(2,786,888)	-	3,710,730
- Financing	1,560,991	(29,160)	(20,572)	53,638	38,247	338,386	(671,673)	-	1,269,857
- Borrowings	2,461,407	(92,415)	(161,772)	45,821	16,493	1,517,681	(1,868,166)	-	1,919,049
- Revolving	686,827	(18,871)	(33,483)	5,826	6,571	122,003	(247,049)	-	521,824
Individuals	8,596,907	(334,433)	(495,432)	489,139	194,495	2,419,082	(4,624,193)	-	6,245,565
- Financing	691,697	(50,169)	(32,545)	226,125	19,825	190,516	(608,176)	-	437,273
- Borrowings	3,332,473	(136,858)	(159,899)	154,331	84,418	1,588,052	(2,405,044)	-	2,457,473
- Revolving	4,572,737	(147,406)	(302,988)	108,683	90,252	640,514	(1,610,973)	-	3,350,819
Total	13,306,132	(474,879)	(711,259)	594,424	255,806	4,397,152	(7,411,081)	-	9,956,295

Stage 2	R$ thousands
	Balance on December 31, 2022	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on December 31, 2023
Companies	2,486,457	(105,285)	(208,600)	140,446	442,005	1,460,921	(1,808,495)	-	2,407,449
- Financing	327,687	(53,638)	(47,648)	29,160	35,120	88,747	(101,646)	-	277,782
- Borrowings	1,903,891	(45,821)	(143,760)	92,415	400,254	1,334,555	(1,573,284)	-	1,968,250
- Revolving	254,879	(5,826)	(17,192)	18,871	6,631	37,619	(133,565)	-	161,417
Individuals	6,185,062	(489,139)	(662,868)	334,433	713,543	1,247,324	(4,255,334)	-	3,073,021
- Financing	925,342	(226,125)	(127,538)	50,169	15,317	98,263	(267,425)	-	468,003
- Borrowings	3,704,642	(154,331)	(311,408)	136,858	608,173	981,605	(3,104,782)	-	1,860,757
- Revolving	1,555,078	(108,683)	(223,922)	147,406	90,053	167,456	(883,127)	-	744,261
Total	8,671,519	(594,424)	(871,468)	474,879	1,155,548	2,708,245	(6,063,829)	-	5,480,470

Stage 3	R$ thousands
	Balance on December 31, 2022	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on December 31, 2023
Companies	18,698,277	(61,311)	(442,005)	215,827	208,600	6,357,801	6,695,484	(14,626,755)	17,045,918
- Financing	2,345,361	(38,247)	(35,120)	20,572	47,648	140,230	1,003,847	(1,078,629)	2,405,662
- Borrowings	15,386,054	(16,493)	(400,254)	161,772	143,760	5,943,829	4,145,539	(12,016,166)	13,348,041
- Revolving	966,862	(6,571)	(6,631)	33,483	17,192	273,742	1,546,098	(1,531,960)	1,292,215
Individuals	18,538,069	(194,495)	(713,543)	495,432	662,868	8,276,003	19,889,609	(25,774,816)	21,179,127
- Financing	1,123,181	(19,825)	(15,317)	32,545	127,538	320,483	1,317,083	(1,504,900)	1,380,788
- Borrowings	11,130,490	(84,418)	(608,173)	159,899	311,408	6,632,759	7,751,971	(14,365,527)	10,928,409
- Revolving	6,284,398	(90,252)	(90,053)	302,988	223,922	1,322,761	10,820,555	(9,904,389)	8,869,930
Total	37,236,346	(255,806)	(1,155,548)	711,259	871,468	14,633,804	26,585,093	(40,401,571)	38,225,045

Consolidated - All stages	R$ thousands
	Balance on December 31, 2022	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on December 31, 2023
Companies	25,893,959	9,796,792	2,100,101	(14,626,755)	23,164,097
- Financing	4,234,039	567,363	230,528	(1,078,629)	3,953,301
- Borrowings	19,751,352	8,796,065	704,089	(12,016,166)	17,235,340
- Revolving	1,908,568	433,364	1,165,484	(1,531,960)	1,975,456
Individuals	33,320,038	11,942,409	11,010,082	(25,774,816)	30,497,713
- Financing	2,740,220	609,262	441,482	(1,504,900)	2,286,064
- Borrowings	18,167,605	9,202,416	2,242,145	(14,365,527)	15,246,639
- Revolving	12,412,213	2,130,731	8,326,455	(9,904,389)	12,965,010
Total	59,213,997	21,739,201	13,110,183	(40,401,571)	53,661,810
(1)	Relates to early settlements, maturities and modifications.

Schedule of sensitivity analysis

	On December 31, 2024 - R$ thousands
	Weighting			Constitution/ (Reversion)
	Base Scenario	Optimistic Scenario*	Pessimistic Scenario**
Simulation 1	100%	-	-	(269,642)
Simulation 2	-	100%	-	(1,105,037)
Simulation 3	-	-	100%	618,074
*	Scenario in which the economy grows more than expected.
**	Scenario in which the economy grows less than expected.

Schedule of expected loss on loans and advances

	R$ thousands
	Year ended December 31
	2024	2023	2022
Amount recorded	36,478,523	34,849,384	32,216,964
Amount recovered	(9,841,746)	(4,672,395)	(5,870,896)
Expected loss on loans and advances	26,636,777	30,176,989	26,346,068

Schedule of loans and advances to customers renegotiated

	R$ thousands
	On December 31, 2024	On December 31, 2023
Opening balance	39,111,735	34,353,489
Amount renegotiated	26,780,598	47,464,851
Amount received/Others (1)	(18,853,221)	(31,525,629)
Write-offs	(12,284,044)	(11,180,976)
Closing balance	34,755,068	39,111,735
Expected loss on loans and advances	(19,091,460)	(16,110,380)
Total renegotiated loans and advances to customers, net of impairment at the end of the year	15,663,608	23,001,355

Impairment on renegotiated loans and advances as a percentage of renegotiated portfolio	54.9%	41.2%
Total renegotiated loans and advances as a percentage of the total loan portfolio	4.8%	6.2%
Total renegotiated loans and advances as a percentage of the total loans portfolio, net of impairment	5.2%	6.7%
(1)	Includes the settlement of renegotiated contracts through new operations.